Earnings Per Share ("EPS") - Summary of Earnings Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares
Ordinary shares [Member]
Earnings per share [line items]
Net income attributable to shareholders, Basic net earnings per share	₨ 22,031.5	$ 268.1	₨ (98,599.3)	₨ (122,748.1)
Net income attributable to shareholders, Effect of shares kept in abeyance | ₨	492,559.0
Net income attributable to shareholders, Adjustment for Dilutive Shares related to ESOP/PSP | ₨	₨ 0.0
Net income attributable to shareholders, Adjustment for Dilutive Shares related to ESOP/PSP	1,282,388	1,282,388
Net income attributable to shareholders, Diluted earnings per share	₨ 22,031.5	$ 268.1	₨ (98,599.3)	₨ (122,748.1)
Weighted average shares, Basic net earnings per share	3,321,146,115	3,321,146,115	3,320,402,491	3,128,268,742
Weighted average shares, Diluted earnings per share	3,322,921,062	3,322,921,062	3,320,402,491	3,128,268,742
Basic net earnings per share | (per share)	₨ 6.6	$ 0.1	₨ (29.7)	₨ (39.2)
Diluted earnings per share | (per share)	₨ 6.6	$ 0.1	₨ (29.7)	₨ (39.2)
'A' Ordinary shares [Member]
Earnings per share [line items]
Net income attributable to shareholders, Basic net earnings per share	₨ 3,373.3	$ 41.1	₨ (15,100.0)	₨ (19,952.8)
Net income attributable to shareholders, Effect of shares kept in abeyance | ₨	233,214.0
Net income attributable to shareholders, Diluted earnings per share	₨ 3,373.3	$ 41.1	₨ (15,100.0)	₨ (19,952.8)
Weighted average shares, Basic net earnings per share	508,502,896	508,502,896	508,502,896	508,502,896
Weighted average shares, Diluted earnings per share	508,736,110	508,736,110	508,502,896	508,502,896
Basic net earnings per share | (per share)	₨ 6.6	$ 0.1	₨ (29.7)	₨ (39.2)
Diluted earnings per share | (per share)	₨ 6.6	$ 0.1	₨ (29.7)	₨ (39.2)